Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 643,765,000,000	€ 623,814,000,000	€ 636,736,000,000
Financial Liabilities Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	26,266,000,000	22,932,000,000	11,191,000,000
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	62,541,000,000	57,573,000,000	34,866,000,000
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	827,000,000	269,000,000	125,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	4,425,000,000	3,919,000,000	1,183,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	30,419,000,000	27,628,000,000	34,866,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	175,000,000	267,000,000	119,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities			10,008,000,000
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities			0
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities			6,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	9,595,000,000	7,989,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	32,121,000,000	29,945,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	649,000,000	0
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	12,246,000,000	11,024,000,000
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1,000,000	0
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	2,000,000	1,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	9,984,000,000	4,478,000,000	2,222,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	27,000,000	2,515,000,000	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	4,410,000,000	643,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	2,515,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	944,000,000	976,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	4,629,000,000	2,858,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	27,000,000	0
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	30,000,000	223,000,000	274,000,000
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	2,192,000,000	2,454,000,000	2,606,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 11,000,000	€ 3,000,000	€ 0